UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: _12/31__

Date of reporting period:  12/31/20

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Annual Report and Shareholder Letter
Templeton
Developing Markets
Trust
December 31, 2020
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Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report

SHAREHOLDER LETTER
Dear Shareholder:
2020 has been a testing year—literally and figuratively—with terms such as “safe haven” acquiring new salience. Across
countries, sectors and companies, there have been clear
winners and losers from the COVID-19 pandemic, which
in some instances have confounded investor expectations.
Key emerging markets, particularly in East Asia, have
substantially outperformed other countries in terms of health outcomes, economic impact and equity markets.
East Asia remains well placed to lead global markets, in
our view. China is expected to see gross domestic product
growth in 2020, underpinned by a diversified domestic
economy driven by innovation and digitalization. We
continue to see the emergence of high-quality companies
that, in our analysis, are well-placed to benefit from ongoing market consolidation and booming domestic consumption.
Taiwan and South Korea are beneficiaries of the structural
growth in information technology hardware, as well as the
diversification of global technology supply chains.
Geopolitical tension between China and the U.S.
remains a key headwind likely to persist despite a new
U.S. administration. Although this tension is resulting
in decoupling between the two countries with regard
to technology companies, we have seen continued
liberalization in China’s financial markets, driving increased foreign ownership. Investor interest in China’s domestic
A-share market is rising alongside increased bond market
flows as China is added to international equity indexes.
The challenges of 2020 have highlighted structural
advantages and other beneficial secular trends in emerging
markets that we believe bode well for 2021. The resilience of key markets in East Asia during the crisis, paired with their ability to capitalize on secular shifts to the new economy,
could potentially drive continued strength in 2021. In our
view, markets that underperformed in 2020 could benefit
from a uniquely accommodative environment of negative real
rates paired with ongoing reform efforts and excess capacity in the economy, which could boost growth.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Developing Markets Trust’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of December
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report

Contents
Annual Report
Templeton Developing Markets Trust 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 34
Tax Information 35
Special Meeting of Shareholders 36
Board Members and Officers 37
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Developing Markets Trust
This annual report for Templeton Developing Markets Trust
covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in securities of companies located or operating in “developing market countries,” as defined in the Fund’s
prospectus.
Performance Overview
The Fund’s Class A shares posted a +18.67% cumulative
total return for the 12 months under review. In comparison,
the Fund’s new benchmark, the MSCI Emerging Markets
(EM) Index-NR, posted a +18.31% total return for the same
period.
1
The Fund’s old benchmark, the MSCI EM Index,
posted a +18.69 total return. The indexes measure global
emerging market stock performance. The investment
manager believes the MSCI EM Index-NR provides a more
consistent basis for comparison relative to the Fund’s peers.
Please note, index performance is provided for reference
and we do not attempt to track an index but rather undertake investments on the basis of fundamental research. In
addition, the Fund’s return reflects the effect of fees and
expenses for professional management, while an index
does not have such costs. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The novel coronavirus (COVID-19) pandemic pushed
the economies of many emerging market countries into
contractions, especially during the first two quarters of
the 12 months ended December 31, 2020. In response,
many emerging market central banks adopted more
accommodative monetary policies in an effort to support
their economies. Despite significant losses in early 2020
and renewed outbreaks throughout the year, emerging
market equities posted gains for the 12-month period, as
investors were buoyed by the economic reopening of several
emerging market countries, notably China, and optimism
about vaccine development.
Regarding individual countries, China’s economy contracted
in 2020’s first quarter for the first time on record after the government shut down nonessential businesses for two
months to contain the pandemic. Year-on-year growth
returned in the second quarter after businesses reopened
and then accelerated in the third and fourth quarters, driven by retail sales and industrial production. Taiwan’s year-on-
year growth rate slowed in the first and second quarters as
its export-dependent economy was impacted by decreased
global demand. Government stimulus and foreign demand
for electronics parts helped accelerate growth in the third
and fourth quarters. South Korea’s year-on-year growth rate
slowed in the first quarter before contracting in the second, third and fourth quarters, partly due to negative growth in
construction, consumption and exports. The year-on-year
growth rates of India and Russia also slowed in the first
quarter before contracting in the second and third quarters,
Geographic Composition
12/31/20
% of Total
Net Assets
Asia 75.4%
Europe 9.4%
Latin America & Caribbean 8.2%
Middle East & Africa 4.4%
North America 1.8%
Short-Term Investments & Other Net Assets 0.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

Templeton Developing Markets Trust

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Annual Report
with low oil prices particularly hurting Russia’s energy export-
dependent economy. Brazil’s year-on-year growth rates
contracted in the first three quarters of 2020.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate twice
during the period. Taiwan’s central bank cut its benchmark
interest rate once, bringing it to a record low, and South
Korea’s central bank lowered its benchmark interest rate
twice, also bringing it to a record low. India’s central bank cut its benchmark rate twice. Russia’s central bank cut its key
rate four times to a record low, and Brazil’s central bank cut its benchmark interest rate five times, also bringing it to a record low.
In this environment, emerging market stocks, as measured
by the MSCI EM Index-NR, posted a +18.31% total return for
the 12 months ended December 31, 2020.
1
Chinese equities
rose during the period, as investors were reassured by the
government’s aggressive actions to contain the pandemic
and by a sustained economic recovery as 2020 progressed.
Technology-related stocks performed particularly well in
the second half of the year, though gains were limited
by tensions with the U.S., which imposed sanctions on
several Chinese companies. Equities in Taiwan also rose,
benefiting from the government’s successful efforts to control
COVID-19 and the strong performance of large technology
companies. Russian equities fell during the period, largely
due to low oil prices, though stocks recovered some losses
late in the period when projections for global oil demand
improved. Brazilian equities also declined, with an uncertain political environment and uneven economic recovery limiting
gains following massive pandemic-related losses early in the period.
Investment Strategy
We employ a fundamental research, value-oriented, long-
term investment strategy. We focus on the market price of a
company’s securities relative to our evaluation of its long-
term earnings, asset value and cash flow potential. This
includes an assessment of the potential impacts of material
environmental, social and governance factors on the long-
term risk and return profile of a company. We also consider
a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current
price of the company’s securities. Our analysis considers the company’s position in its sector, the economic framework
and political environment.
Manager’s Discussion
Key contributors to absolute performance during the period
were Taiwan Semiconductor Manufacturing Co. (TSMC),
Samsung Electronics and Tencent Holdings.
TSMC is one of the world’s leading semiconductor makers
and counts major technology companies among its clients.
The company has been a beneficiary of increased demand
from cloud applications related to remote working and online education, trends which the pandemic has accelerated.
The chip maker posted better-than-expected third-quarter
2020 earnings and provided solid revenue guidance amid
strong demand for its cutting-edge chips. Although investor
uncertainty increased after the U.S. tightened restrictions on
TSMC customer Huawei (not a Fund holding)—prohibiting
semiconductor makers that use U.S. technology from
selling products to the company without U.S. government
permission—shares rose after the announcement by a major
American competitor of a delay in the production of its next-
generation chips and the possibility of outsourcing.
A leading global semiconductor manufacturer, Samsung
Electronics is also one of the world’s largest smartphone
producers as well as a key supplier of organic light-emitting diode (LED) displays. Overcoming initial supply chain
concerns amid the onset of the COVID-19 pandemic,
an improving outlook for the memory chip market and
expectations for the company to raise its dividends boosted
the stock. New foundry orders from high-profile clients lifted market confidence in its chip-making business. Investors
also eyed potential market share gains for the South Korean
company across the semiconductor, smartphone, and fifth
generation wireless technology (5G) network equipment
industries amid escalating U.S. restrictions against Chinese technology-related companies.
Top 10 Countries
12/31/20
a
% of Total
Net Assets
a a
China 28.0%
South Korea 22.2%
Taiwan 15.6%
Brazil 6.7%
India 6.1%
Russia 6.1%
South Africa 4.3%
United Kingdom 2.2%
United States 1.7%
Thailand 1.7%

Templeton Developing Markets Trust

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Annual Report
Tencent is one of the largest internet services companies in
China. The company provides online gaming, social network,
financial technology, cloud and other entertainment-related
services. After declining in early 2020, shares rebounded in
March due to expectations that solid growth in the mobile
gaming and financial technology businesses would offset
any short-term negative impact of COVID-19 on Tencent’s
advertising, payments and cloud services. Above-consensus
quarterly revenues and net profit in the first three quarters of 2020 continued to support the upward share price trend.
Shares also benefited from a U.S. court ruling blocking the
U.S. presidential administration from enforcing restrictions against Tencent’s WeChat messaging app in 2020. With the
U.S. accounting for a small portion of Tencent’s revenues,
limited impact is expected even if some type of ban takes
effect. Shares faced some pressure late in the reporting
period as China unveiled draft anti-monopoly rules for its
internet industry.
In contrast, key detractors from absolute performance
included ICICI Bank, Banco Bradesco and Itau Unibanco
Holding.
ICICI Bank is one of the largest private-sector banks in
India. The bank’s stock corrected substantially in the first quarter of 2020 due to concerns about COVID-19-related
economic disruptions on the bank’s loans and margins.
Hopes of economic normalization drove a sharp share-price
recovery in the final quarter of the year, however, offsetting most of the earlier decline. ICICI Bank continued to report
solid quarterly profit growth in the first three quarters of the year, with pandemic-related provisions declining in
the third quarter after increasing in the first two quarters.
Investors also reacted positively to the bank’s stake sale in its insurance subsidiaries and solid participation in August from the global and domestic investor community in its multi-
billion dollar equity issuance, which strengthened the bank’s balance sheet.
Itau Unibanco and Banco Bradesco are leading commercial
banks in Brazil. A collapse in economic activity amid the
COVID-19 pandemic and expectations of slowing loan
growth, falling margins and rising bad debts have hurt
both banks’ near-term earnings forecasts. Both banks also
reported weak first-quarter corporate results largely due to higher-than-expected provisions related to COVID-19 and
suspended guidance for 2020. Investor sentiment improved,
however, after quarter-on-quarter profits rose in the second and third quarters. Shares subsequently rebounded off
their lows, driven by expectations that the banks would
resume secular growth once the Brazilian economy begins
to recover. The banks’ sound fundamentals, attractive
valuations and dominant market share provided investors
with additional reasons to maintain a positive longer-term
view. Credit penetration in Brazil is far below many other
markets, signaling room to increase in the coming years.
In the last 12 months, the Fund increased its holdings
in China, Brazil and Taiwan, as we continued to identify
companies with sustainable earnings power trading at a
discount to their intrinsic worth. In terms of sectors, additions were made in consumer discretionary and financials.
New additions to the portfolio included MediaTek, a major
Taiwanese integrated circuit design company, and Flat Glass
Group, a leading Chinese photovoltaic glass manufacturer.
We also increased existing positions in high-conviction
holdings with purchases in Alibaba Group Holding, the
leading e-commerce company in China, Samsung Life
Insurance, one of the largest insurance companies in South
Korea, and the aforementioned Samsung Electronics and
Itau Unibanco.
The Fund reduced its investments in Hong Kong, Macau,
U.S. and U.K. companies in favor of other opportunities in
emerging markets. Sectors which experienced the largest
reductions were communication services, health care
and energy. In terms of key sales, we closed positions
in Chinese commercial bank China Construction Bank,
Indian biopharmaceutical company Biocon and South
Korean semiconductor company SK Hynix. We also
reduced our positions in several key holdings, including the aforementioned TSMC and Tencent, leading South Korean
Top 10 Holdings
12/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 12.1%
Technology Hardware, Storage & Peripherals,
South Korea
Taiwan Semiconductor Manufacturing Co. Ltd. 11.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Alibaba Group Holding Ltd. 8.6%
Internet & Direct Marketing Retail, China
Tencent Holdings Ltd. 7.0%
Interactive Media & Services, China
NAVER Corp. 4.1%
Interactive Media & Services, South Korea
Naspers Ltd. 3.7%
Internet & Direct Marketing Retail, South Africa
ICICI Bank Ltd. 3.4%
Banks, India
LG Corp. 2.3%
Industrial Conglomerates, South Korea
Unilever plc 2.2%
Personal Products, United Kingdom
Sberbank of Russia PJSC 2.1%
Banks, Russia

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Annual Report
search engine NAVER and leading Russian search engine
Yandex, to realign the portfolio following their strong share-
price performance.
We thank you for your continued participation in Templeton
Developing Markets Trust and look forward to serving your
future investment needs.
Thank you for your participation in Templeton Developing
Markets Trust. We look forward to continuing to serve your
investment needs.
Chetan Sehgal, CFA
Andrew Ness, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Templeton Developing Markets Trust

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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +18.67% +12.14%
5-Year +107.66% +14.44%
10-Year +44.08% +3.13%
Advisor
1-Year +19.01% +19.01%
5-Year +110.25% +16.02%
10-Year +47.96% +4.00%
See page for 9 Performance Summary footnotes.

Templeton Developing Markets Trust
Performance Summary

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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/11– 12/31/20 )
Advisor Class
(1/1/11– 12/31/20 )

Templeton Developing Markets Trust
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with developing markets are magnified in frontier markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2613 $0.0376 $0.3118 $0.6107
C $0.0726 $0.0376 $0.3118 $0.4220
R $0.2068 $0.0376 $0.3118 $0.5562
R6 $0.3418 $0.0376 $0.3118 $0.6912
Advisor $0.3174 $0.0376 $0.3118 $0.6668
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.39% 1.53%
Advisor 1.14% 1.28%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, yo u r account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,319.50 $8.04 $1,018.20 $7.00 1.38%
C $1,000 $1,314.50 $12.40 $1,014.42 $10.79 2.13%
R $1,000 $1,318.10 $9.46 $1,016.98 $8.23 1.62%
R6 $1,000 $1,322.10 $5.79 $1,020.15 $5.04 0.99%
Advisor $1,000 $1,321.50 $6.59 $1,019.46 $5.73 1.13%

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.96 $18.17 $21.98 $15.82 $13.59
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.32
c
0.20 0.15 0.10
Net realized and unrealized gains (losses) ........... 3.94 4.46 (3.76) 6.21 2.32
Total from investment operations .................... 4.07 4.78 (3.56) 6.36 2.42
Less distributions from:
Net investment income .......................... (0.26) (0.76) (0.25) (0.20) (0.19)
Net realized gains ............................. (0.35) (0.23) — — —
Total distributions ............................... (0.61) (0.99) (0.25) (0.20) (0.19)
Net asset value, end of year ....................... $25.42 $21.96 $18.17 $21.98 $15.82
Total return
d
................................... 18.67% 26.39% (16.20)% 40.20% 17.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.53% 1.52% 1.56% 1.73% 1.79%
Expenses net of waiver and payments by affiliates ....... 1.38% 1.38% 1.34% 1.55%
e
1.58%
Net investment income ........................... 0.61% 1.57%
c
0.99% 0.76% 0.64%
Supplemental data
Net assets, end of year (000’s) ..................... $1,145,066 $1,067,300 $917,488 $1,178,838 $961,888
Portfolio turnover rate ............................ 18.58% 17.71% 9.96% 8.89% 27.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.15%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Financial Highlights
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.46 $17.75 $21.34 $15.38 $13.22
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.03) 0.20
c
0.08 —
d
(0.02)
Net realized and unrealized gains (losses) ........... 3.82 4.32 (3.67) 6.01 2.26
Total from investment operations .................... 3.79 4.52 (3.59) 6.01 2.24
Less distributions from:
Net investment income .......................... (0.07) (0.58) — (0.05) (0.08)
Net realized gains ............................. (0.35) (0.23) — — —
Total distributions ............................... (0.42) (0.81) — (0.05) (0.08)
Net asset value, end of year ....................... $24.83 $21.46 $17.75 $21.34 $15.38
Total return
e
................................... 17.79% 25.42% (16.78)% 39.19% 16.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.28% 2.27% 2.31% 2.48% 2.54%
Expenses net of waiver and payments by affiliates ....... 2.13% 2.13% 2.09% 2.30%
f
2.33%
Net investment income (loss) ...................... (0.15)% 0.82%
c
0.24% 0.01% (0.11)%
Supplemental data
Net assets, end of year (000’s) ..................... $48,429 $56,860 $63,116 $172,523 $141,100
Portfolio turnover rate ............................ 18.58% 17.71% 9.96% 8.89% 27.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.57 $17.86 $21.61 $15.57 $13.37
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.29
c
0.15 0.10 0.07
Net realized and unrealized gains (losses) ........... 3.88 4.36 (3.70) 6.09 2.27
Total from investment operations .................... 3.95 4.65 (3.55) 6.19 2.34
Less distributions from:
Net investment income .......................... (0.21) (0.71) (0.20) (0.15) (0.14)
Net realized gains ............................. (0.35) (0.23) — — —
Total distributions ............................... (0.56) (0.94) (0.20) (0.15) (0.14)
Net asset value, end of year ....................... $24.96 $21.57 $17.86 $21.61 $15.57
Total return .................................... 18.43% 26.02% (16.38)% 39.90% 17.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.78% 1.77% 1.81% 1.98% 2.04%
Expenses net of waiver and payments by affiliates ....... 1.62% 1.63% 1.59% 1.80%
d
1.83%
Net investment income ........................... 0.35% 1.32%
c
0.74% 0.51% 0.39%
Supplemental data
Net assets, end of year (000’s) ..................... $20,234 $20,016 $18,025 $22,512 $16,628
Portfolio turnover rate ............................ 18.58% 17.71% 9.96% 8.89% 27.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Financial Highlights
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.78 $18.02 $21.82 $15.70 $13.49
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.39
c
0.28 0.22 0.19
Net realized and unrealized gains (losses) ........... 3.89 4.45 (3.75) 6.19 2.28
Total from investment operations .................... 4.14 4.84 (3.47) 6.41 2.47
Less distributions from:
Net investment income .......................... (0.34) (0.85) (0.33) (0.29) (0.26)
Net realized gains ............................. (0.35) (0.23) — — —
Total distributions ............................... (0.69) (1.08) (0.33) (0.29) (0.26)
Net asset value, end of year ....................... $25.23 $21.78 $18.02 $21.82 $15.70
Total return .................................... 19.16% 26.89% (15.90)% 40.88% 18.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.15% 1.21% 1.28% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.00% 0.99% 0.96% 1.09%
d
1.13%
Net investment income ........................... 1.19% 1.96%
c
1.37% 1.22% 1.09%
Supplemental data
Net assets, end of year (000’s) ..................... $203,362 $120,791 $94,344 $103,734 $57,153
Portfolio turnover rate ............................ 18.58% 17.71% 9.96% 8.89% 27.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.82 $18.06 $21.86 $15.73 $13.52
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.37
c
0.25 0.20 0.13
Net realized and unrealized gains (losses) ........... 3.94 4.44 (3.75) 6.18 2.31
Total from investment operations .................... 4.12 4.81 (3.50) 6.38 2.44
Less distributions from:
Net investment income .......................... (0.32) (0.82) (0.30) (0.25) (0.23)
Net realized gains ............................. (0.35) (0.23) — — —
Total distributions ............................... (0.67) (1.05) (0.30) (0.25) (0.23)
Net asset value, end of year ....................... $25.27 $21.82 $18.06 $21.86 $15.73
Total return .................................... 19.01% 26.67% (15.99)% 40.59% 18.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.28% 1.27% 1.31% 1.48% 1.54%
Expenses net of waiver and payments by affiliates ....... 1.13% 1.13% 1.09% 1.30%
d
1.33%
Net investment income ........................... 0.87% 1.82%
c
1.24% 1.01% 0.89%
Supplemental data
Net assets, end of year (000’s) ..................... $244,645 $195,065 $156,766 $179,125 $117,914
Portfolio turnover rate ............................ 18.58% 17.71% 9.96% 8.89% 27.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.40%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Statement of Investments, December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

I
a a Industry Shares a Value
a
Common Stocks 95.5%
Brazil 3.0%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 330,000 $ 4,805,839
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 782,100 9,364,275
a
Lojas Americanas SA ............. Multiline Retail 2,157,585 8,504,299
a
M Dias Branco SA ................ Food Products 591,300 3,885,080
TOTVS SA ..................... Software 240,300 1,331,378
Vale SA ........................ Metals & Mining 1,312,803 22,096,968
49,987,839
Cambodia 0.6%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 7,580,500 9,956,545
China 28.0%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 4,923,530 143,198,559
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 5,961,900 2,212,342
a
Baidu, Inc., ADR ................. Interactive Media & Services 62,575 13,531,218
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 34,503,798
China Merchants Bank Co. Ltd., A .... Banks 1,320,400 8,899,809
China Merchants Bank Co. Ltd., H .... Banks 3,034,400 19,195,750
China Mobile Ltd. ................ Wireless Telecommunication Services 1,761,144 10,039,320
China Resources Cement Holdings Ltd. Construction Materials 11,924,800 13,319,222
CNOOC Ltd. .................... Oil, Gas & Consumable Fuels 11,586,200 10,629,437
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 2,887,119 2,008,176
c
Flat Glass Group Co. Ltd., H ........ Semiconductors & Semiconductor Equipment 1,777,400 7,497,641
c
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 1,588,500 5,886,335
NetEase , Inc., ADR ............... Entertainment 91,705 8,782,588
Ping An Bank Co. Ltd., A ........... Banks 4,068,138 12,062,293
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 1,071,800 14,290,092
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 202,000 2,458,263
a
Prosus NV ..................... Internet & Direct Marketing Retail 268,847 29,030,936
Tencent Holdings Ltd. ............. Interactive Media & Services 1,627,212 117,084,084
Uni -President China Holdings Ltd. .... Food Products 8,714,498 8,873,764
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 1,230,263 2,361,981
465,865,608
Czech Republic 0.3%
a,b
Moneta Money Bank A/S, 144A, Reg S Banks 1,701,603 5,391,368
a
Hong Kong 0.1%
Dairy Farm International Holdings Ltd. . Food & Staples Retailing 270,962 1,130,953
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 526,721 13,219,200
India 6.1%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 297,376 12,534,863
Coal India Ltd. .................. Oil, Gas & Consumable Fuels 2,502,349 4,652,385
a
ICICI Bank Ltd. .................. Banks 7,709,981 56,704,598
Infosys Ltd. ..................... IT Services 1,532,533 26,276,573
Tata Chemicals Ltd. .............. Chemicals 140,726 921,619
101,090,038
Indonesia 0.7%
Astra International Tbk . PT ......... Automobiles 27,217,600 11,698,698

Templeton Developing Markets Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Kenya 0.1%
a
Equity Group Holdings plc .......... Banks 3,538,006 $ 1,184,195
a
Mexico 1.3%
a
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 3,726,457 19,191,254
b
Nemak SAB de CV, 144A, Reg S .... Auto Components 8,826,866 2,574,724
21,765,978
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 4,545,687 3,749,359
Peru 0.2%
Intercorp Financial Services, Inc. ..... Banks 123,460 3,819,852
Philippines 0.2%
BDO Unibank , Inc. ............... Banks 1,411,517 3,142,915
Russia 6.1%
c
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 757,572 4,229,631
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 350,812 23,859,787
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 134,941 3,536,475
Sberbank of Russia PJSC, ADR ..... Banks 2,428,848 35,116,838
a
Yandex NV, A ................... Interactive Media & Services 486,380 33,842,321
100,585,052
South Africa 4.3%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 3,651,658 10,441,971
Naspers Ltd., N .................. Internet & Direct Marketing Retail 299,628 61,357,069
71,799,040
South Korea 22.2%
a
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 331,074 13,331,328
a
KT Skylife Co. Ltd. ............... Media 452,147 3,666,459
a
LG Corp. ....................... Industrial Conglomerates 467,358 37,655,446
a
NAVER Corp. ................... Interactive Media & Services 252,368 67,927,794
POSCO ....................... Metals & Mining 76,371 19,054,693
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,688,686 200,475,443
a
Samsung Life Insurance Co. Ltd. ..... Insurance 364,866 26,584,589
368,695,752
Taiwan 15.6%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 691,000 5,079,665
CTBC Financial Holding Co. Ltd. ..... Banks 1,598,800 1,121,873
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 6,762,392 22,167,989
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 22,100 2,517,935
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 1,297,000 34,578,848
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 10,232,560 193,525,962
258,992,272
Thailand 1.7%
Kasikornbank PCL ............... Banks 3,395,200 12,784,554
Kiatnakin Phatra Bank PCL ......... Banks 4,178,300 7,203,141
Siam Commercial Bank PCL (The) ... Banks 1,079,229 3,145,281
Thai Beverage PCL ............... Beverages 9,206,700 5,128,601
28,261,577

Templeton Developing Markets Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 33 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 2.2%
Unilever plc ..................... Personal Products 621,641 $ 37,284,822
United States 1.8%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 286,433 23,473,184
a
IMAX Corp. ..................... Entertainment 320,252 5,770,941
29,244,125
Total Common Stocks (Cost $933,305,329) .....................................
1,586,865,188
Preferred Stocks 3.7%
Brazil 3.7%
d
Banco Bradesco SA, ADR, 3.42% .... Banks 5,945,141 31,271,442
d
Itau Unibanco Holding SA, ADR, 4.37% Banks 4,973,059 30,285,929
61,557,371
Total Preferred Stocks (Cost $46,746,872) ......................................
61,557,371
a a a a a
Escrows and Litigation Trusts 0.0%
e
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $980,052,201) ...............................
1,648,422,559
Short Term Investments 0.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.3%
United States 0.3%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 5,949,596 5,949,596
Total Money Market Funds (Cost $5,949,596) ...................................
5,949,596
h
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 3,000,000 3,000,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,000,000) .................................................................
3,000,000
a a a a a
Total Short Term Investments (Cost $8,949,596 ) .................................
8,949,596
a a a
a
Total Investments (Cost $989,001,797) 99.7% ...................................
$1,657,372,155
Other Assets, less Liabilities 0.3% .............................................
4,363,777
Net Assets 100.0% ...........................................................
$1,661,735,932
a a a

Templeton Developing Markets Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $13,714,909, representing 0.8% of net assets.
c
A portion or all of the security is on loan at December 31, 2020. See Note 1(c).
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $980,052,201
Cost - Non-controlled affiliates (Note 3f) ........................................................ 8,949,596
Value - Unaffiliated issuers (Includes securities loaned of $10,562,180) ................................ $1,648,422,559
Value - Non-controlled affiliates (Note 3f) ........................................................ 8,949,596
Cash .................................................................................... 538
Foreign currency, at value (cost $55,330) ......................................................... 55,330
Receivables:
Investment securities sold ................................................................... 8,357,534
Capital shares sold ........................................................................ 957,327
Dividends ............................................................................... 4,348,052
Other assets .............................................................................. 171
Total assets .......................................................................... 1,671,091,107
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,175,979
Management fees ......................................................................... 1,184,326
Distribution fees .......................................................................... 286,434
Transfer agent fees ........................................................................ 124,918
Payable upon return of securities loaned (Note 1 c ) .................................................. 3,000,000
Deferred tax ............................................................................... 3,238,672
Accrued expenses and other liabilities ........................................................... 344,846
Total liabilities ......................................................................... 9,355,175
Net assets, at value ................................................................. $1,661,735,932
Net assets consist of:
Paid-in capital ............................................................................. $1,070,774,642
Total distributable earnings (losses) ............................................................. 590,961,290
Net assets, at value ................................................................. $1,661,735,932

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Developing
Markets Trust
Class A:
Net assets, at value ....................................................................... $1,145,065,742
Shares outstanding ........................................................................ 45,046,529
Net asset value per share
a
.................................................................. $25.42
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $26.90
Class C:
Net assets, at value ....................................................................... $48,428,732
Shares outstanding ........................................................................ 1,950,409
Net asset value and maximum offering price per share
a
............................................. $24.83
Class R:
Net assets, at value ....................................................................... $20,234,472
Shares outstanding ........................................................................ 810,775
Net asset value and maximum offering price per share ............................................. $24.96
Class R6:
Net assets, at value ....................................................................... $203,361,648
Shares outstanding ........................................................................ 8,060,203
Net asset value and maximum offering price per share ............................................. $25.23
Advisor Class:
Net assets, at value ....................................................................... $244,645,338
Shares outstanding ........................................................................ 9,681,993
Net asset value and maximum offering price per share ............................................. $25.27
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Investment income:
Dividends: (net of foreign taxes of $4,127,193)
Unaffiliated issuers ........................................................................ $27,639,729
Non-controlled affiliates (Note 3 f ) ............................................................. 113,230
Interest:
Unaffiliated issuers ........................................................................ 2,416
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 23,106
Non-controlled affiliates (Note 3 f ) ............................................................. 67
Total investment income ................................................................... 27,778,548
Expenses:
Management fees (Note 3 a ) ................................................................... 14,300,654
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,396,378
    Class C ................................................................................ 461,297
    Class R ................................................................................ 85,756
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,596,892
    Class C ................................................................................ 76,785
    Class R ................................................................................ 28,900
    Class R6 ............................................................................... 55,969
    Advisor Class ............................................................................ 317,008
Custodian fees (Note 4 ) ...................................................................... 340,191
Reports to shareholders ...................................................................... 205,903
Registration and filing fees .................................................................... 119,969
Professional fees ........................................................................... 155,887
Trustees' fees and expenses .................................................................. 198,551
Other .................................................................................... 54,697
Total expenses ......................................................................... 20,394,837
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (2,080,206)
Net expenses ......................................................................... 18,314,631
Net investment income ................................................................ 9,463,917
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,268,538)
Unaffiliated issuers ...................................................................... 23,104,867
Foreign currency transactions ................................................................ (378,297)
Net realized gain (loss) .................................................................. 22,726,570
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 218,495,702
Translation of other assets and liabilities denominated in foreign currencies .............................. 24,188
Change in deferred taxes on unrealized appreciation ............................................... (782,052)
Net change in unrealized appreciation (depreciation) ............................................ 217,737,838
Net realized and unrealized gain (loss) ............................................................ 240,464,408
Net increase (decrease) in net assets resulting from operations .......................................... $249,928,325

Templeton Developing Markets Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Developing Markets Trust
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $9,463,917 $21,614,482
Net realized gain (loss) ................................................. 22,726,570 79,478,484
Net change in unrealized appreciation (depreciation) ........................... 217,737,838 216,719,810
Net increase (decrease) in net assets resulting from operations ................ 249,928,325 317,812,776
Distributions to shareholders:
Class A ............................................................. (27,124,570) (46,760,052)
Class C ............................................................. (828,443) (2,077,821)
Class R ............................................................. (442,950) (847,686)
Class R6 ............................................................ (5,456,201) (5,673,314)
Advisor Class ........................................................ (6,305,135) (8,880,953)
Total distributions to shareholders .......................................... (40,157,299) (64,239,826)
Capital share transactions: (Note 2 )
Class A ............................................................. (67,485,284) (36,510,410)
Class C ............................................................. (13,957,277) (17,789,807)
Class R ............................................................. (2,095,681) (1,593,568)
Class R6 ............................................................ 56,404,841 6,458,686
Advisor Class ........................................................ 19,065,218 6,155,524
Total capital share transactions ............................................ (8,068,183) (43,279,575)
Net increase (decrease) in net assets ................................... 201,702,843 210,293,375
Net assets:
Beginning of year ....................................................... 1,460,033,089 1,249,739,714
End of year ........................................................... $1,661,735,932 $1,460,033,089

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Templeton Developing Markets Trust (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, the
Fund received $8,165,054 in U.S. Government and Agency
securities as collateral. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,994,434 $107,915,006 4,840,831 $99,440,179
Shares issued in reinvestment of distributions .......... 963,688 23,426,674 1,864,306 40,610,539
Shares redeemed ............................... (9,521,939) (198,826,964) (8,598,607) (176,561,128)
Net increase (decrease) .......................... (3,563,817) $(67,485,284) (1,893,470) $(36,510,410)
Class C Shares:
Shares sold ................................... 235,022 $4,726,465 337,371 $6,761,175
Shares issued in reinvestment of distributions .......... 35,265 826,154 95,212 2,027,153
Shares redeemed
a
.............................. (969,767) (19,509,896) (1,337,666) (26,578,135)
Net increase (decrease) .......................... (699,480) $(13,957,277) (905,083) $(17,789,807)
Class R Shares:
Shares sold ................................... 151,981 $3,200,565 217,714 $4,323,931
Shares issued in reinvestment of distributions .......... 18,567 441,959 38,809 830,612
Shares redeemed ............................... (287,640) (5,738,205) (337,670) (6,748,111)
Net increase (decrease) .......................... (117,092) $(2,095,681) (81,147) $(1,593,568)
Class R6 Shares:
Shares sold ................................... 6,456,993 $129,740,767 1,311,708 $26,602,851
Shares issued in reinvestment of distributions .......... 153,363 3,712,802 131,402 2,840,140
Shares redeemed ............................... (4,095,905) (77,048,728) (1,132,170) (22,984,305)
Net increase (decrease) .......................... 2,514,451 $56,404,841 310,940 $6,458,686
Advisor Class Shares:
Shares sold ................................... 3,503,799 $72,953,455 2,874,376 $59,025,675
Shares issued in reinvestment of distributions .......... 231,451 5,605,958 375,984 8,141,495
Shares redeemed ............................... (2,992,147) (59,494,195) (2,992,920) (61,011,646)
Net increase (decrease) .......................... 743,103 $19,065,218 257,440 $6,155,524
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2020, the gross effective investment management fee rate was 1.036% of the Fund’s average daily net assets.
Effective November 9, 2020, under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2020, the Fund paid transfer agent fees of $2,075,554, of which $893,293 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Asset Management and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $44,246
CDSC retained .............................................................................. $4,957
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $29,604,399 $295,862,216 $(319,517,019) $— $— $5,949,596 5,949,596 $113,230
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 64,815 15,927,653 (12,992,468) — — 3,000,000 3,000,000 67
Total Affiliated Securities .... $29,669,214 $311,789,869 $(332,509,487) $— $— $8,949,596 $113,297
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 1.13%, based on the average net assets of each class until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2021.
Prior to May 1, 2020, the expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
1.00% based on the average net assets of the class.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
During the year ended December 31, 2020, the Fund utilized $2,669,501 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $6,310,491
Long term ................................................................................ 30,486,525
Total capital loss carryforwards ............................................................... $36,797,016
a
a
Includes $36,797,016 from the acquired Templeton BRIC Fund, which may be carried over to offset future capital gains, subject to certain limitations .
2020 2019
Distributions paid from:
Ordinary income .......................................................... $20,046,962 $49,391,330
Long term capital gain ...................................................... 20,110,337 14,848,496
$40,157,299 $64,239,826
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign capital gains tax, corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$249,603,258 and $265,531,413, respectively.
At December 31, 2020, in connection with securities lending transactions, the Fund loaned equity investments and received
$3,000,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund's portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At December 31, 2020, the Fund had 6.1% of its net assets invested in
Russia.
Cost of investments .......................................................................... $1,027,222,104
Unrealized appreciation ........................................................................ $736,532,889
Unrealized depreciation ........................................................................ (106,382,838)
Net unrealized appreciation (depreciation) .......................................................... $630,150,051
Distributable earnings:
Undistributed ordinary income ................................................................... $1,180,726
Undistributed long term capital gains .............................................................. $324,377
Total distributable earnings ..................................................................... $1,505,103
5. Income Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ — $ 49,987,839 $ — $ 49,987,839
Cambodia ............................ — 9,956,545 — 9,956,545
China ............................... 22,313,806 443,551,802 — 465,865,608
Czech Republic ....................... — 5,391,368 — 5,391,368
Hong Kong ........................... — 1,130,953 — 1,130,953
Hungary ............................. — 13,219,200 — 13,219,200
India ................................ — 101,090,038 — 101,090,038

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust (continued)
Assets:
Investments in Securities:
Common Stocks:
Indonesia ............................ $ — $ 11,698,698 $ — $ 11,698,698
Kenya ............................... 1,184,195 — — 1,184,195
Mexico .............................. 21,765,978 — — 21,765,978
Pakistan ............................. 3,749,359 — — 3,749,359
Peru ................................ 3,819,852 — — 3,819,852
Philippines ........................... — 3,142,915 — 3,142,915
Russia .............................. 33,842,321 66,742,731 — 100,585,052
South Africa .......................... 10,441,971 61,357,069 — 71,799,040
South Korea .......................... — 368,695,752 — 368,695,752
Taiwan .............................. — 258,992,272 — 258,992,272
Thailand ............................. — 28,261,577 — 28,261,577
United Kingdom ....................... — 37,284,822 — 37,284,822
United States ......................... 29,244,125 — — 29,244,125
Preferred Stocks ........................ 61,557,371 — — 61,557,371
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 8,949,596 — — 8,949,596
Total Investments in Securities ........... $196,868,574 $1,460,503,581 $— $1,657,372,155
a
Includes securities determined to have no value at December 31, 2020.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Developing Markets Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton Developing Markets Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Developing Markets Trust (the "Fund") as of December 31, 2020, the related statement of operations for the year ended
December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31,
2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Developing Markets Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $20,110,337 as a long term capital gain dividend for the fiscal year ended December 31, 2020.
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $2,427,557 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended December 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $24,559,554 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended December 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At December 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the
Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal
Revenue Code. This written statement will allow shareholders of record on December 17, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Class
ForeignTax
Paid
Per Share
Foreign Source
Income Per Share
Foreign Source
Qualified Dividend
Income Per Share
Class A
...........................................
$0.0573 $0.3174 $0.1987
Class C
...........................................
$0.0573 $0.1493 $0.0934
Class R
...........................................
$0.0573 $0.2689 $0.1683
Class R6
..........................................
$0.0573 $0.3892 $0.2435
Advisor Class
......................................
$0.0573 $0.3674 $0.2299

Templeton Developing Markets Trust
Special Meeting of Shareholders

franklintempleton.com
Annual Report
September 9, 2020 and reconvened on September 30, 2020 and October 29, 2020 (unaudited)
A Special Meeting of Shareholders of Templeton Developing Markets Trust (the “Fund”) was held at the Fund’s offices, 300
S.E. 2nd Street, Fort Lauderdale, Florida, on September 9, 2020 and reconvened on September 30, 2020 and October 29,
2020. The purpose of the meeting was: (1) to approve a new Subadvisory Agreement with Franklin Templeton Investment
Management Limited; (2) to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval; and (3) to approve a change in the Fund’s classification from a diversified to a non-diversified fund.
All proposals were approved by shareholders. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Special Meeting are as follows:
1. To approve a new Subadvisory Agreement with Franklin Templeton Investment Management Limited:
2. To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval:
3. To approve a change in the Fund’s classification from a diversified to a non-diversified fund:
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
24,219,318 36.63% 72.10%
Against
....................
1,202,514 1.82% 3.58%
Abstain
....................
8,169,272 12.36% 24.32%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
23,262,077 35.18% 69.25%
Against
....................
2,206,043 3.34% 6.57%
Abstain
....................
8,122,975 12.29% 24.18%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
22,519,618 34.06% 67.04%
Against
....................
2,632,168 3.98% 7.84%
Abstain
....................
8,439,307 12.76% 25.12%

Templeton Developing Markets Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 125 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D.
Tseretopoulos(1954)
Trustee Since 1991 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013
and Vice President
since 1996
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
7 Temasek Blvd.,
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; officer of four of the investment companies in Franklin Templeton; and
formerly , Chief Executive and Chief Investment Officer, Fullerton Fund Management Company Ltd. (2011-2016).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President since
2011 and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Developing Markets Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $57,070 for the fiscal year ended December 31, 2020 and $56,231 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2020 and $20,000 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $524 for the fiscal year ended December 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $160,144 for the fiscal year ended December 31, 2019. The services for which these fees were paid included valuation Services related to Fair Value engagement, issuance of an Auditors' Certificate for South Korean regulatory shareholder disclosures, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended December 31, 2020 and $180,688 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By    S\MATTHEW T. HINKLE_______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    S\MATTHEW T. HINKLE________________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 26, 2021

By    _S\ Robert G. Kubilis _______________________
   Robert G. Kubilis
   Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021